Condensed financial information of the parent company (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (30,675,420)	$ (42,403,369)	$ (12,308,494)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of loss from subsidiaries	25,408,649	42,016,647	12,058,675
Amortization Expense	165,664
Changes in assets and liabilities:
Due from subsidiaries	(46,448,162)	193,591	(193,590)
Other current assets, net	(868,949)
Accrued liabilities and other payables	75,583
Due to subsidiaries	(64,871)	64,871
Net Cash Used in Operating Activities	(52,407,506)	(128,260)	(443,409)
Cash Flows from Investing Activities
Cash paid for debt investments	(79,915,000)
Proceeds from redemption of debt investments	39,080,000
Purchases of intangible assets	(11,927,846)
Net Cash Used in Investing Activities	(52,762,846)
Cash Flows from Financing Activities
Sale of subsidiary	76,566
Capital contribution from shareholder			7,700
Issuance of ordinary shares for cash	114,191,595		585,739
Net Cash Provided by Financing Activities	114,268,161		593,439
Effect of Foreign Exchange on Cash	(801,360)
Net Increase (Decrease) in Cash and Cash Equivalents	8,296,449	(128,260)	150,030
Cash and Cash Equivalents at Beginning of Year	21,770	150,030
Cash and Cash Equivalents at End of Year	$ 8,318,219	$ 21,770	$ 150,030